FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
NOTE 23.  FINANCIAL INSTRUMENTS

23.1  Financial assets and liabilities by category

The Technip Energies Group holds the following financial assets and liabilities:

	December 31, 2020
	Analysis by Category of Financial Instruments
(In millions)	Carrying amount	At Fair Value through Profit or Loss	Assets/Liabilities at amortized cost	At Fair Value through OCI
Trade receivables, net	€1,059.1	€-	€1,059.1	€-
Other financial assets	60.2	34.3	25.9
Derivative financial instruments	32.1	6.2	-	25.9
Cash and cash equivalents	3,189.7	3,189.7	-	-
Due from TechnipFMC - Trade receivable	65.2	-	65.2	-
Due from TechnipFMC - Loans	56.6	-	56.6	-
Total financial assets	€4,462.9	€3,230.2	€1,206.8	€25.9
Long-term debt, less current portion	-	-	-	-
Other current financial liabilities	115.7	115.7	-	-
Short-term debt and current portion of long-term debt	402.4	-	402.4	-
Accounts payable, trade	1,259.4	-	1,259.4	-
Derivative financial instruments	11.5	1.0	-	10.6
Other non-current financial liabilities	85.3	85.3	-	-
Due to TechnipFMC - Trade payable	73.5	-	73.5	-
Due to TechnipFMC - Loans	3.7	-	3.7	-
Total financial liabilities	€1,951.5	€202.0	€1,739.0	€10.6

	December 31, 2019
	Analysis by Category of Financial Instruments
(In millions)	Carrying amount	At Fair Value through Profit or Loss	Assets/Liabilities at amortized cost	At Fair Value through OCI
Trade receivables, net	€928.5	€-	€928.5	€-
Other financial assets	47.0	25.8	21.2	-
Derivative financial instruments	16.4	7.2	-	9.2
Cash and cash equivalents	3,563.7	3,563.7	-	-
Due from TechnipFMC - Trade receivable	14.9	-	14.9	-
Due from TechnipFMC - Loans	1.1	-	1.1	-
Total financial assets	€4,571.6	€3,596.7	€965.7	€9.2
Long-term debt, less current portion	-	-	-	-
Other current financial liabilities	115.0	115.0	-	-
Short-term debt and current portion of long-term debt	583.4	-	583.4	-
Accounts payable, trade	1,199.3	-	1,199.3	-
Derivative financial instruments	55.9	-	-	55.9
Other non-current financial liabilities	124.5	124.5	-	-
Due to TechnipFMC - Trade payable	20.3	-	20.3	-
Due to TechnipFMC - Loans	4.6	-	4.6	-
Total financial liabilities	€2,103.0	€239.5	€1,807.6	€55.9

	December 31, 2018
	Analysis by Category of Financial Instruments
(In millions)	Carrying amount	At Fair Value through Profit or Loss	Assets/Liabilities at amortized cost	At Fair Value through OCI
Trade receivables, net	€1,094.9	€-	€1,094.9	€-
Other financial assets	39.7	15.8	23.9	-
Derivative financial instruments	10.8	-		10.8
Cash and cash equivalents	3669.6	3669.6		-
Due from TechnipFMC - Trade receivable	23.0	-	23.0	-
Due from TechnipFMC - Loans	0.8	-	0.8	-
Total financial assets	€4,838.8	€3,685.4	€1,142.6	€10.8
Long-term debt, less current portion	-	-	-	-
Other current financial liabilities	151.1	151.1	0.0	-
Short-term debt and current portion of long-term debt	630.0	-	630.0	-
Accounts payable, trade	1132.3	-	1132.3	-
Derivative financial instruments	37.6	2.7	0.0	34.9
Other non-current financial liabilities	205.7	205.7	0.0	-
Due to TechnipFMC - Trade payable	74.8	-	74.8	-
Due to TechnipFMC - Loans	23.6	-	23.6	-
Due to TechnipFMC - Dividends	17.8	-	17.8	-
Total financial liabilities	€2,272.9	€359.5	€1,878.5	€34.9

The following explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the combined financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Technip Energies Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

	December 31, 2020
(In millions)	Level 1	Level 2	Level 3	Total
Investments:
Nonqualified plan:
Traded securities	€34.3	€-	€-	€34.3
Derivative financial instruments:
Foreign exchange contracts	-	32.1	-	32.1
Financial assets	€34.3	€32.1	€-	€66.4
Redeemable financial liability	€-	€-	€201.0	€201.0
Derivative financial instruments:
Foreign exchange contracts	-	11.5	-	11.5
Financial liabilities	€-	€11.5	€201.0	€212.5

	December 31, 2019
(In millions)	Level 1	Level 2	Level 3	Total
Investments:
Nonqualified plan:
Traded securities	€25.8	€-	€-	€25.8
Derivative financial instruments:
Foreign exchange contracts	-	16.5	-	16.5
Financial assets	€25.8	€16.5	€-	€42.3
Redeemable financial liability	€-	€-	€239.3	€239.3
Derivative financial instruments:
Foreign exchange contracts	-	55.9	-	55.9
Financial liabilities	€-	€55.9	€239.3	€295.2

	December 31, 2018
(In millions)	Level 1	Level 2	Level 3	Total
Investments:
Nonqualified plan:
Traded securities	€15.8	€-	€-	€15.8
Derivative financial instruments:
Foreign exchange contracts	-	10.8	-	10.8
Financial assets	€15.8	€10.8	€-	€26.6
Redeemable financial liability	€-	€-	€356.8	€356.8
Derivative financial instruments:
Foreign exchange contracts	-	37.6	-	37.6
Financial liabilities	€-	€37.6	€356.8	€394.4

During the financial years 2020, 2019 and 2018, there were no transfer between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.

Investments —The fair value measurement of quoted equity instruments is based on quoted prices that the Technip Energies Group has the ability to access in public markets.

Mandatorily redeemable financial liability—Management determined the fair value of the mandatorily redeemable financial liabilities using a discounted cash flow model. Refer to Note 20 for further information related to this liability. The key assumptions used in applying the income approach are the selected discount rates and the expected dividends to be distributed in the future to the noncontrolling interest holders. Expected dividends to be distributed are based on the noncontrolling interests’ share of the expected profitability of the underlying contract, the selected discount rate, and the overall timing of completion of the project. A decrease of one percentage point in the discount rate would have increased the liability by €1.6     million, €2.9 million and €4.6 million as of December 31, 2020, 2019 and 2018. The fair value measurement is based upon significant inputs not observable in the market and is consequently classified as a Level 3 fair value measurement.

Changes in the fair value of Level 3 mandatorily redeemable financial liabilities are presented in the below table. Over the periods presented, Technip Energies Group consolidated the total results of the Yamal entities and recorded a mandatorily redeemable financial liability representing the Group’s dividend obligation.

(In millions)	2020	2019	2018
Balance at beginning of the period	€239.3	€356.8	€260.1
Losses recognized in statement of income	177.2	377.9	273.8
Less: Settlements	(196.7)	(502.7)	(191.8)
Acquisitions	-	-	-
Net foreign exchange differences	(18.8)	7.3	14.7
Balance at end of the period	€201.0	€239.3	€356.8

Fair value of debt—The fair values (based on Level 2 inputs) of the Technip Energies Group debt, carried at amortized cost, are presented in Note 17 Debt.

23.2  Derivative financial instruments

The management of the Technip Energies Group’s derivatives and hedge accounting was carried out centrally by TechnipFMC during 2020, 2019 and 2018. External derivative financial contracts entered into by TechnipFMC have been specifically assigned to the Technip Energies Group when these are directly attributable to the Technip Energies Group activities.

For purposes of mitigating the effect of changes in exchange rates, TechnipFMC holds derivative financial instruments to hedge the risks of certain identifiable and anticipated transactions and recorded assets and liabilities in its combined statement of financial position. The types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. TechnipFMC’s policy is to hold derivatives only for the purpose of hedging risks associated with anticipated foreign currency purchases and sales created in the normal course of business and not for trading purposes where the objective is solely to generate profit.

Generally, TechnipFMC enters into hedging relationships such that changes in the fair values or cash flows of the transactions being hedged are expected to be offset by corresponding changes in the fair value of the derivatives. For derivative instruments that qualify as a cash flow hedge, the effective portion of the gain or loss of the derivative, which does not include the time value component of a forward currency rate, is reported as a component of other comprehensive income (“OCI”) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. For derivative instruments not designated as hedging instruments, any change in the fair value of those instruments are reflected in earnings in the period such change occurs.

As discussed in section 1.4 Derivatives in Note 1 the Technip Energies Group was assigned the following types of derivative instruments:

Foreign exchange rate forward contracts––The purpose of these instruments is to hedge the risk of changes in future cash flows of highly probable purchase or sale commitments denominated in foreign currencies and recorded assets and liabilities in the combined statement of financial position. At December 31, 2020, 2019 and 2018, the Technip Energies Group held the following material net positions:

	2020		2019		2018
	Net Notional Amount Bought (sold)		Net Notional Amount Bought (sold)		Net Notional Amount Bought (sold)
(In millions)		EURO Equivalent		EURO Equivalent		EURO Equivalent
Australian Dollar	217.8	134.8	189.9	118.7	204.9	126.3
British Pound	(175.0)	(193.2)	(204.1)	(239.8)	(208.9)	(233.6)
Canadian Dollar	(8.0)	(5.1)	(5.0)	(3.4)	(9.0)	(5.8)
Chineese Yuan	115.4	14.5	-	-	-	-
Euro	151.2	151.2	(737.3)	(737.3)	522.0	522.0
Indian Rupee	423.8	4.7	-	-	-	-
Japanese yen	1,488.5	11.8	4,376.7	35.9	8,158.1	64.9
Kuwaiti Dinar	1.3	3.6	-	-	-	-
Malaysian Ringit	193.2	39.1	359.0	78.1	396.8	83.9
Mexican Pesos	1,444.8	59.5	(300.0)	(14.1)	(250.0)	(11.1)
Norwegian Krone	250.0	23.6	426.1	43.2	223.2	22.4
Quatarin Ryal	5.0	1.1	-	-	-	-
Russian Ruble	(561.9)	(6.2)	-	-	-	-
Singapore Dollar	15.0	9.3	1.6	1.1	5.4	3.5
U.A.E Dirham	(1.6)	(0.4)	-	-	-	-
U.S Dollar	(1,392.3)	(1,144.3)	(823.2)	(733.0)	(522.8)	(456.6)

Fair value amounts for all outstanding derivative instruments have been determined using available market information and commonly accepted valuation methodologies. Accordingly, the estimates presented may not be indicative of the amounts that we would realize in a current market exchange and may not be indicative of the gains or losses that the Technip Energies Group may ultimately incur when these contracts are settled.

The following table presents the location and fair value amounts of derivative instruments reported in the combined statement of financial position:

	December 31, 2020		December 31, 2019		December 31, 2018
(In millions)	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange contracts:
Current – Derivative financial instruments	€20.5	€6.9	€7.9	€42.2	€7.7	€20.8
Long-term – Derivative financial instruments	5.5	3.6	1.4	13.7	3.1	14.1
Total derivatives designated as hedging instruments	26.0	10.5	9.3	55.9	10.8	34.9
Derivatives not designated as hedging instruments:
Foreign exchange contracts:
Current – Derivative financial instruments	6.1	1.0	7.1	-	-	2.7
Long-term – Derivative financial instruments	-	-	-	-	-	-
Total derivatives not designated as hedging instruments	6.1	1.0	7.1	-	-	2.7
Total derivatives	€32.1	€11.5	€16.4	€55.9	€10.8	€37.6

The Technip Energies Group recognized (losses)/ gains of €3.0 million, €0.8 million and €(2.3) million on cash flow hedges for the years ended December 31, 2020, 2019 and 2018, respectively, due to discontinuance of hedge accounting as it was probable that the original forecasted transactions would not occur. Cash flow hedges of forecasted transactions, net of tax, resulted in accumulated other comprehensive income (losses)/ gains of €11.9 million, €(1.0) million and €(4.9) million at December 31, 2020, 2019 and 2018, respectively. The Technip Energies Group expects to transfer (losses) of approximately €11.8 million from accumulated OCI to earnings during the next 12 months when the anticipated transactions actually occur. All anticipated transactions currently being hedged are expected to occur by the second half of 2023.

The following tables present the location of gains (losses) in the combined statements of income related to derivative instruments designated as cash flow hedges:

	Gain (Loss) recognized in OCI (Effective Portion)
	Year Ended December 31,
(In millions)	2020	2019	2018
Foreign exchange contracts	€23.9	€(1.0)	€(23.5)

Location of cash flow hedge gain (loss) reclassified from accumulated OCI into profit (loss)	Gain (Loss) recognized in OCI (Effective Portion)
	Year Ended December 31,
(In millions)	2020	2019	2018
Foreign exchange contracts
Other income (expense), net	€(3.4)	€(5.0)	€7.7
Total	€(3.4)	€(5.0)	€7.7

Location of cash flow hedge gain (loss) recognized in profit (loss)	Gain (Loss) recognized in profit (loss) (Ineffective portion and amount excluded from effectiveness testing)
	Year Ended December 31,
(In millions)	2020	2019	2018
Foreign exchange contracts
Other income (expense), net	€17.2	€(18.0)	€(13.8)
Total	€17.2	€(18.0)	€(13.8)

The following table presents the location of gains (losses) in the combined statements of income related to derivative instruments not designated as hedging instruments:

Location of gain (loss) recognized in profit (loss)	Gain (Loss) recognized in profit (loss) on derivatives (Instruments not designated as hedging instruments)
	Year Ended December 31,
(In millions)	2020	2019	2018
Foreign exchange contracts
Other income (expense), net	€(2.0)	€10.0	€(5.4)
Total	€(2.0)	€10.0	€(5.4)

23.3  Offsetting financial assets and financial liabilities

The Technip Energies Group executes derivative contracts with counterparties that consent to a master netting agreement, which permits net settlement of the gross derivative assets against gross derivative liabilities. Each instrument is accounted for individually and assets and liabilities are not offset. As of December 31, 2020, 2019 and 2018, the Technip Energies Group had no collateralized derivative contracts.

The following tables present both gross information and net information of recognized derivative instruments:

	December 31, 2020			December 31, 2019			December 31, 2018
(In millions)	Gross Amount Recognized	Gross Amounts Not Offset Permitted Under Master Netting Agreements	Net Amount	Gross Amount Recognized	Gross Amounts Not Offset Permitted Under Master Netting Agreements	Net Amount	Gross Amount Recognized	Gross Amounts Not Offset Permitted Under Master Netting Agreements	Net Amount
Derivative assets	€32.1	€(2.8)	€29.3	€16.4	€(8.5)	€7.9	€10.8	€(5.2)	€5.6
Derivative liabilities	€11.5	€(2.8)	€8.7	€55.9	€(8.5)	€47.4	€37.6	€(5.2)	€32.4